Related Party Transaction - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		13 Months Ended
	Oct. 07, 2016	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2021	Sep. 30, 2020	Aug. 03, 2020	Aug. 02, 2020	Dec. 18, 2019
Related Party Transaction [Line Items]
Maximum number of preferred stock to be issued (in shares)		2,000,000	2,000,000	2,000,000		2,000,000	2,000,000	2,000,000		2,000,000	1,000,000
Maximum number of common stock to be issued (in shares)		40,000,000	40,000,000	40,000,000		40,000,000	40,000,000	40,000,000		40,000,000	20,000,000
Common stock, par value (in usd per share)		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Gross proceeds from preferred stock						$ 1,000
Net proceeds from common stock offering				$ 43	$ 0	$ 3,584	$ 0
Preferred stock, par value (in usd per share)		$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00
Ladenburg Thalmann & Co. Inc.
Related Party Transaction [Line Items]
Maximum number of preferred stock to be issued (in shares)									500,000
Maximum number of common stock to be issued (in shares)									5,000,000
Common stock, par value (in usd per share)									$ 0.01
Former CEO
Related Party Transaction [Line Items]
Interest rate on obligation payable to related party						4.00%
Outstanding obligation payable to related party, current						$ 968,000		$ 968,000
Series A Preferred Stock
Related Party Transaction [Line Items]
Preferred stock, dividend rate						9.00%
Series A Preferred Stock | Ladenburg Thalmann & Co. Inc.
Related Party Transaction [Line Items]
Maximum number of preferred stock to be issued (in shares)	500,000								500,000			500,000
Percentage of compensation fees to be paid	2.00%	2.00%
Stock issued during period (in shares)		994,046,000	163,780,000	184,740,000		44,186,000		994,046,000
Preferred stock issued from at the market sale of stock program (as a percent)						100.00%	100.00%
Equity distribution compensation expenses			$ 82,000	$ 92,000		$ 20,408
Net proceeds from preferred stock			4,000	4,500		1,000
Preferred stock, dividend rate		9.00%
Preferred stock, par value (in usd per share)												$ 1.00
Series A Preferred Stock | Non-Executive Chairman
Related Party Transaction [Line Items]
Equity distribution compensation expenses			$ 0	$ 0		$ 0
Common Stock | Ladenburg Thalmann & Co. Inc.
Related Party Transaction [Line Items]
Stock issued during period (in shares)			362,000	18,415,000		1,584,556,000
Equity distribution compensation expenses			$ 1,000	$ 1,000		$ 79,307
Gross proceeds from common stock						4,000
Net proceeds from common stock offering			1,000	43,000		3,600
Common Stock | Non-Executive Chairman
Related Party Transaction [Line Items]
Equity distribution compensation expenses			$ 0	$ 0		$ 0